Since Inception [Member] Fees and Expenses - Putnam Retirement Advantage Maturity Fund	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]
The following tables describe the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 138 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page 22 of the fund’s Statement of Additional Information (“SAI”).

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Putnam funds.
Expenses Restated to Reflect Current [Text]	Other expenses have been restated to reflect current expenses.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the fund’s financial highlights, which reflect the fund’s operating expenses and do not include acquired fund fees and expenses.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same (except that any applicable fee waiver or expense reimbursement is reflected only through its expiration date). Your actual costs may be higher or lower.

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]
The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 58%.

Portfolio Turnover, Rate	58.00%